Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of carrying amount of the RoU assets

(In thousands of €)	Office leases	Car leases	Total
Acquisition cost
As at January 1, 2025	1,318	424	1,742
Additions	34	—	34
Disposals	(2)	(45)	(47)
As at December 31, 2025	1,350	379	1,730
Accumulated depreciation and impairment
As at January 1, 2025	(236)	(134)	(370)
Depreciation	(162)	(97)	(259)
Disposals	(5)	(12)	(17)
As at December 31, 2025	(403)	(243)	(647)
Carrying amount as at December 31, 2025	947	136	1,083
Acquisition cost
As at January 1, 2024	1,407	321	1,728
Additions	11	120	131
Disposals	(21)	(17)	(38)
Lease remeasurement	(78)	—	(78)
As at December 31, 2024	1,319	424	1,743
Accumulated depreciation and impairment
As at January 1, 2024	(71)	(51)	(122)
Depreciation	(168)	(87)	(255)
Disposals	3	4	7
As at December 31, 2024	(236)	(134)	(370)
Carrying amount as at December 31, 2024	1,083	290	1,373

Schedule of movements in the lease liabilities

(In thousands of €)	Office leases	Car leases	Total
As at January 1, 2025	1,259	286	1,545
Additions	34		34
Lease payments	(220)	(118)	(338)
Derecognition of lease liability due to termination	(2)	(45)	(47)
Interest expenses	52	8	60
As at December 31, 2025	1,123	131	1,254
As at January 1, 2024	1,350	270	1,619
Additions	11	120	131
Lease payments	(62)	(101)	(163)
Derecognition of lease liability due to termination	(18)	(13)	(31)
Interest expenses	57	10	67
Lease remeasurement	(78)	—	(78)
As at December 31, 2024	1,259	286	1,545

Schedule of lease liabilities can be split within current and non-current liabilities

	For the year ended December 31
(In thousands of €)	2025	2024
Current	249	273
Non-current	1,005	1,272
Total Lease liabilities	1,254	1,545

Schedule of overview of the expenditure for the short-term leases

(In thousands of €)	2025	2024
Expenses short term office leases	15	62
Expenses short term car leases	—	45
Total short term lease expenses	15	107